INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, limitations on use	$ 291,700,000
Valuation allowance	72,555,000	$ 73,552,000
Increase (decrease) in valuation allowance	(1,000,000)
Uncertain tax positions		$ 0
Accrued interest and penalties related to uncertain tax positions	0
Tax Year 2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	233,600,000
Indefinitely
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 58,100,000